ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2014	2015
	US$	US$
VAT and other tax payables	1,913,361	2,825,427
Accrued payroll and employee benefits	4,389,540	5,758,853
Others	2,136,509	3,710,193

Total	8,439,410	12,294,473

Others mainly represent current deferred income under American Depositary Receipt program, accrual for employee reimbursement, rental expenses and other miscellaneous expenses.